Stock Option Activity of Employees And Nonemployees (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Number of shares
Beginning Balance	1,442,810		1,253,154
Granted	1,250,940		211,839
Exercised	(6,176)		(18,946)
Forfeited			(2,710)
Canceled	(686)		(527)
Ending Balance	2,686,888		1,442,810		1,253,154
Option Vested or expected to vest at end of period	2,628,763	[1]	1,401,000	[2]
Option exercisable at end of period	1,081,022		915,848
Weighted Average Exercise Price
Beginning Balance	$ 1.67		$ 1.59
Granted	$ 7.87		$ 2.11
Exercised	$ 1.58		$ 1.58
Forfeited			$ 1.80
Canceled	$ 0.87		$ 4.14
Ending Balance	$ 4.55		$ 1.67		$ 1.59
Option Vested or expected to vest at end of period	$ 4.52	[1]	$ 1.67	[2]
Option exercisable at end of period	$ 1.61		$ 1.56
Weighted Average Remaining Contractual Term
Ending Balance	8 years 3 months 18 days		7 years 5 months 5 days		8 years 1 month 10 days
Option Vested or expected to vest at end of period	8 years 3 months 11 days	[1]	7 years 5 months 5 days	[2]
Option exercisable at end of period	6 years 7 months 10 days		6 years 11 months 19 days
Aggregate Intrinsic Value
Beginning Balance	$ 10,569		$ 768
Ending Balance	7,703		10,569		768
Option Vested or expected to vest at end of period	7,615	[1]	10,270	[2]
Option exercisable at end of period	$ 5,865		$ 6,809

[1]	This represents the number of vested stock options as of June 30, 2013, plus the number of unvested stock options that the Company estimated as of June 30, 2013 would vest, based on the unvested stock options at June 30, 2013, as adjusted for the estimated forfeiture rate of 2%.
[2]	This represents the number of vested options as of December 31, 2012, plus the number of unvested options that the Company estimated as of December 31, 2012 would vest, based on the unvested options at December 31, 2012, as adjusted for the estimated forfeiture rate of 3%.